UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended December 31, 2011


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:    Restructuring Capital Associates, L.P.

Address: 2 Stamford Plaza, Suite 1501
         281 Tresser Boulevard
         Stamford, CT 06901


13F File Number: 028-14250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Warren M. Frank
Title:  Authorized Person
Phone:  (203) 353-3101


Signature, Place and Date of Signing:


/s/ Warren M. Frank                 Stamford, CT            February 14, 2012
-------------------------      ---------------------      ----------------------
       [Signature]                 [City, State]                 [Date]


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Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       33

Form 13F Information Table Value Total:     $314,212
                                          (in thousands)


List of Other Included Managers: NONE






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

                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2011

COLUMN 1                      COLUMN 2        COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
--------------                --------------  --------- ---------  -------------------  ----------  --------  ----------------------
                                                          VALUE     SHS OR    SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT    PRN CALL  DISCRETION    MGRS       SOLE    SHARED NONE
--------------                --------------  --------- ---------  ---------  --- ----  ----------  --------  ---------  ------ ----
A H BELO CORP                 COM CL A        001282102      309      65,000  SH           SOLE       NONE       65,000    0      0
ABITIBIBOWATER INC            COM NEW         003687209   49,933   3,431,810  SH           SOLE       NONE    3,431,810    0      0
ACCURIDE CORP NEW             COM NEW         00439T206      463      65,000  SH           SOLE       NONE       65,000    0      0
BP PLC                        SPONSORED ADR   055622104   21,370     500,000  SH           SOLE       NONE      500,000    0      0
BELO CORP                     COM SER A       080555105      441      70,000  SH           SOLE       NONE       70,000    0      0
CVR ENERGY INC                COM             12662P108    1,498      80,000  SH           SOLE       NONE       80,000    0      0
CHEMTURA CORP                 COM NEW         163893209       22       1,900  SH           SOLE       NONE        1,900    0      0
DELPHI AUTOMOTIVE PLC         SHS             G27823106   95,949   4,454,476  SH           SOLE       NONE    4,454,476    0      0
DEX ONE CORP                  COM             25212W100    8,089   4,873,043  SH           SOLE       NONE    4,873,043    0      0
DYNEGY INC DEL                COM             26817G300    3,769   1,360,845  SH           SOLE       NONE    1,360,845    0      0
EATON VANCE SR FLTNG RTE TR   COM             27828Q105    1,993     140,093  SH           SOLE       NONE      140,093    0      0
EATON VANCE FLTING RATE INC   COM             278279104      795      55,314  SH           SOLE       NONE       55,314    0      0
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS    G10082140      669      21,000  SH           SOLE       NONE       21,000    0      0
FAIRPOINT COMMUNICATIONS INC  COM NEW         305560302      484     111,888  SH           SOLE       NONE      111,888    0      0
FORBES ENERGY SVCS LTD        COM             345143101    3,060     480,363  SH           SOLE       NONE      480,363    0      0
FRIENDFINDER NETWORKS INC     COM IPO         358453306       52      69,269  SH           SOLE       NONE       69,269    0      0
GANNETT INC                   COM             364730101   19,658   1,470,287  SH           SOLE       NONE    1,470,287    0      0
GENERAL MTRS CO               COM             37045V100   12,338     608,668  SH           SOLE       NONE      608,668    0      0
GLOBE SPECIALTY METALS INC    COM             37954N206      268      20,000  SH           SOLE       NONE       20,000    0      0
HAWAIIAN TELCOM HOLDCO INC    COM             420031106      231      15,000  SH           SOLE       NONE       15,000    0      0
INVESCO VAN KAMPEN SR INC TR  COM             46131H107    8,916   2,083,211  SH           SOLE       NONE    2,083,211    0      0
JAMES RIVER COAL CO           COM NEW         470355207      277      40,000  SH           SOLE       NONE       40,000    0      0
LEAR CORP                     COM NEW         521865204    6,279     157,769  SH           SOLE       NONE      157,769    0      0
LODGENET INTERACTIVE CORP     COM             540211109      422     176,740  SH           SOLE       NONE      176,740    0      0
LYONDELLBASELL INDUSTRIES N   SHS - A -       N53745100   17,713     545,180  SH           SOLE       NONE      545,180    0      0
NAVISTAR INTL CORP NEW        COM             63934E108      644      17,000  SH           SOLE       NONE       17,000    0      0
NUVEEN FLOATING RATE INCOME   COM             67072T108    3,686     339,423  SH           SOLE       NONE      339,423    0      0
PATTERSON UTI ENERGY INC      COM             703481101   10,122     506,596  SH           SOLE       NONE      506,596    0      0
PRIMUS TELECOMMUNICATIONS GR  COM             741929301    2,983     235,651  SH           SOLE       NONE      235,651    0      0
SUPERMEDIA INC                COM             868447103    4,607   1,745,090  SH           SOLE       NONE    1,745,090    0      0
TOWN SPORTS INTL HLDGS INC    COM             89214A102      637      86,630  SH           SOLE       NONE       86,630    0      0
VISTEON CORP                  COM NEW         92839U206   34,450     689,820  SH           SOLE       NONE      689,820    0      0
XERIUM TECHNOLOGIES INC       COM NEW         98416J118    2,085     318,788  SH           SOLE       NONE      318,788    0      0








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